Income Statement (Parenthetical)	6 Months Ended
Jun. 30, 2018
Profit or loss [abstract]
Increase/ (Decrease) in Turnover, Current rates	(5.00%)
Increase/ (Decrease) in Operating profit, Current rates	(7.70%)
Increase/ (Decrease) in Profit before taxation, Current rates	(6.30%)
Increase/ (Decrease) in Net profit, Current rates	(2.40%)
Increase/ (Decrease) in Shareholders' equity, Current rates	(2.30%)
Increase/ (Decrease) in Basic earnings per share, Current rates	1.60%
Increase/ (Decrease) in Diluted earnings per share, Current rates	1.60%
Increase/ (Decrease) in Turnover, Constant rates	5.70%
Increase/ (Decrease) in Operating profit, Constant rates	2.80%
Increase/ (Decrease) in Profit before taxation, Constant rates	4.00%
Increase/ (Decrease) in Net profit, Constant rates	8.10%
Increase/ (Decrease) in Shareholders' equity, Constant rates	8.10%
Increase/ (Decrease) in Basic earnings per share, Constant rates	12.40%
Increase/ (Decrease) in Diluted earnings per share, Constant rates	12.40%